CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim Defensive Equity ETF (the “Fund”)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Supplement to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information for the Fund

Effective on or about October 21, 2016, the Fund will change its current investment objective of seeking investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Defensive Equity Index. Instead, the Fund will seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Guggenheim Defensive Equity Index (the “Defensive Equity Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees of Claymore Exchange-Traded Fund Trust without shareholder approval. So long as and to the extent it is required by applicable law, the Fund will not change its new investment objective, once effective, unless it provides shareholders with at least 60 days’ written notice of such change.

Additionally, the Board of Trustees approved changes to the Fund’s investment policies, which will also take effect on or about October 21, 2016, such that the Fund will invest at least 90% of its total assets in securities that comprise the Defensive Equity Index. The Defensive Equity Index consists of equity securities of large capitalization U.S. issuers that Accretive Asset Management, LLC, the Fund’s index provider (the “Index Provider”), has selected for inclusion in the Defensive Equity Index based on a security’s Required Business Performance® (RBP®) Probability score and risk characteristics. The RBP® Probability scores, derived from Guggenheim Investments’ quantitative process, are intended to measure the future business performance required of a company to support its stock price and to indicate the likelihood that the company will actually achieve that performance. Using a rules-based methodology, the Defensive Equity Index is designed to mitigate market risk and improve risk adjusted returns.

In connection with these changes, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Claymore Exchange-Traded Fund Trust
227 W. Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

August 22, 2016	DEF-COMBO-SUP

CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim Insider Sentiment ETF (the “Fund”)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Supplement to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information for the Fund

Effective on or about October 21, 2016, the Fund will change its current investment objective of seeking investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Insider Sentiment Index. Instead, the Fund will seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Nasdaq US Insider Sentiment Index (the “Insider Sentiment Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees of Claymore Exchange-Traded Fund Trust without shareholder approval. So long as and to the extent it is required by applicable law, the Fund will not change its new investment objective, once effective, unless it provides shareholders with at least 60 days’ written notice of such change.

Additionally, the Board of Trustees approved changes to the Fund’s investment policies, which will also take effect on or about October 21, 2016, such that the Fund will invest at least 90% of its total assets in securities that comprise the Insider Sentiment Index and depositary receipts representing common stocks included in the Insider Sentiment Index (or underlying securities representing depositary receipts included in the Insider Sentiment Index). Using a rules-based methodology, the Insider Sentiment Index is designed to provide increased exposure, relative to the Insider Sentiment Index’s starting universe, to securities that reflect favorable corporate insider buying trends.

In connection with these changes, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Claymore Exchange-Traded Fund Trust
227 W. Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

August 22, 2016	NFO-COMBO-SUP